Summary of Significant Accounting Policies - Disclosure of Detailed Information About Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Jan. 31, 2021
Leasehold Improvements [Member] | Minimum [Member]
Statement Line Items [Line Items]
Estimated useful lives	1 year
Leasehold Improvements [Member] | Maximum [Member]
Statement Line Items [Line Items]
Estimated useful lives	10 years
Plant, Furniture, Fittings and Motor Vehicles [Member] | Minimum [Member]
Statement Line Items [Line Items]
Estimated useful lives	3 years
Plant, Furniture, Fittings and Motor Vehicles [Member] | Maximum [Member]
Statement Line Items [Line Items]
Estimated useful lives	7 years